Advances for vessels under construction and acquisitions and other vessel costs, textuals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Advances For Property Plant And Equipment [Line Items]
Pre-delivery installments	$ 58,000	$ 34,800
Total Vessel Advances And Construction Payments	61,225	34,800
Costs Capitalised In Advances For Vessel Acquisitions And Construction	2,215	480
[LaeShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Estimated Vessel Capacity	206,000
Contract Price Of Vessels Under Construction	59,000
Adjusted Contract Price Of Vessels Under Construction	58,000
Pre-delivery installments	11,600	20,300
Unrecorded Unconditional Purchase Obligation	26,100
[NamuShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Estimated Vessel Capacity	206,000
Contract Price Of Vessels Under Construction	59,000
Adjusted Contract Price Of Vessels Under Construction	58,000
Pre-delivery installments	11,600	14,500
Unrecorded Unconditional Purchase Obligation	31,900
[JemoShippingCompanyIncMember]
Advances For Property Plant And Equipment [Line Items]
Vessel Capacity	81,297
Contract Price Of Vessels To Be Acquired	32,250
Percentage Of Advances For Vessels To Acquire	10.00%
Payment Of Vessel Advances	$ 3,225